united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

           Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

            Eric Kane

           4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Semi-Annual Report

December 31, 2022

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year
Swan Defined Risk Fund - Class A	1.31%	(12.91)%	1.82%	4.02%
Swan Defined Risk Fund - Class A with Load	(4.25)%	(17.68)%	0.67%	3.42%
Swan Defined Risk Fund - Class C	0.90%	(13.60)%	1.05%	3.24%
Swan Defined Risk Fund - Class I	1.37%	(12.84)%	2.05%	4.26%
S&P 500 Total Return Index (a)	2.31%	(18.11)%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (b)	(2.97)%	(13.01)%	0.02%	1.06%
Swan Defined Risk Fund Blended Index (c)	0.39%	(15.79)%	5.96%	8.08%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 1.51%, 2.26%, and 1.26% for the Class A, C, and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.0%
Put Options Purchased	7.5%
Short-Term Investments	1.5%
Call Options Purchased	0.2%
Put Options Written	(0.6)%
Call Options Written	(1.0)%
Liabilities in Excess of Other Assets	(0.6)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	(0.45)%	(9.51)%	(2.98)%	(0.31)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(5.97)%	(14.52)%	(4.07)%	(1.01)%
Swan Defined Risk Emerging Markets Fund - Class C	(0.93)%	(10.15)%	(3.70)%	(1.05)%
Swan Defined Risk Emerging Markets Fund - Class I	(0.35)%	(9.28)%	(2.74)%	(0.07)%
MSCI Emerging Markets Index (b)	(2.74)%	(19.74)%	(1.03)%	(2.82)%
Bloomberg U.S. Aggregate Bond Index (c)	(2.97)%	(13.01)%	(0.02)%	0.86%
Swan Defined Risk Emerging Markets Fund Blended Index (d)	(2.61)%	(16.89)%	(0.24)%	2.37%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 2.04%, 2.79%, and 1.79% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	88.5%
Put Options Purchased	10.0%
Short-Term Investment	2.7%
Call Options Written	(0.4)%
Put Options Written	(0.8)%
Liabilities in Excess of Other Assets	(0.0)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Foreign Fund - Class A	4.14%	(6.98)%	0.20%	2.09%
Swan Defined Risk Foreign Fund - Class A with Load	(1.63)%	(12.12)%	(0.93)%	1.27%
Swan Defined Risk Foreign Fund - Class C	3.76%	(7.63)%	(0.56)%	1.33%
Swan Defined Risk Foreign Fund - Class I	4.36%	(6.67)%	0.46%	2.35%
MSCI ACWI Ex USA Index USD (b)	2.96%	(16.00)%	0.88%	4.66%
Bloomberg U.S. Aggregate Bond Index (c)	(2.97)%	(13.01)%	0.02%	0.92%
Swan Defined Risk Foreign Fund Blended Index (d)	0.69%	(14.63)%	0.85%	3.42%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 2.23%, 2.98%, and 1.98% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C,and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the Index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Fund Blended Index is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	91.4%
Put Options Purchased	7.7%
Short-Term Investment	1.7%
Call Options Written	(0.4)%
Put Options Written	(0.7)%
Other Assets in Excess of Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, as compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	0.45%	(18.13)%	8.25%
Swan Defined Risk Growth Fund - Class A with Load	(5.08)%	(22.64)%	6.74%
Swan Defined Risk Growth Fund - Class C	0.00%	(18.73)%	7.72%
Swan Defined Risk Growth Fund - Class I	0.59%	(17.93)%	8.47%
S&P 500 Total Return Index (b)	2.31%	(18.11)%	13.35%
Bloomberg U.S. Aggregate Bond Index (c)	(2.97)%	(13.01)%	0.10%
Swan Defined Risk Growth Fund Blended Index (d)	0.39%	(15.79)%	8.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 1.68%, 2.43%, and 1.43% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	90.3%
Put Options Purchased	6.7%
Call Options Purchased	4.0%
Short-Term Investments	2.4%
Put Options Written	(0.6)%
Call Options Written	(2.2)%
Liabilities in Excess of other Assets	(0.6)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for the year ended December 31, 2022, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	0.38%	(15.02)%	1.69%	4.08%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(5.11)%	(19.67)%	0.54%	3.24%
Swan Defined Risk U.S. Small Cap Fund - Class C	(0.08)%	(15.69)%	0.92%	3.30%
Swan Defined Risk U.S. Small Cap Fund - Class I	0.45%	(14.81)%	1.94%	4.32%
Russell 2000 Total Return Index (b)	3.91%	(20.44)%	4.13%	7.56%
Bloomberg U.S. Aggregate Bond Index (c)	(2.97)%	(13.01)%	0.02%	0.92%
Swan Defined Risk U.S. Small Cap Fund Blended Index (d)	1.42%	(17.10)%	3.13%	5.42%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2022 are 2.01%, 2.76%, and 1.76% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2023 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2022

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	85.9%
Put Options Purchased	8.0%
Call Options Purchased	0.2%
Put Options Written	(0.7)%
Call Options Written	(0.9)%
Other Assets in Excess of Liabilities	7.5%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.0%
	EQUITY - 93.0%
849,350	Communication Services Select Sector SPDR Fund(a)	$40,760,307
422,979	Consumer Discretionary Select Sector SPDR Fund(a)	54,631,968
535,973	Consumer Staples Select Sector SPDR Fund(a)	39,956,787
335,905	Energy Select Sector SPDR Fund(a)	29,381,610
1,896,479	Financial Select Sector SPDR Fund(a)	64,859,582
648,451	Health Care Select Sector SPDR Fund(a)	88,092,068
492,527	Industrial Select Sector SPDR Fund(a)	48,371,077
652,000	iShares Core S&P 500 ETF	250,504,920
192,303	Materials Select Sector SPDR Fund(a)	14,938,097
404,587	Real Estate Select Sector SPDR Fund(a)	14,941,398
1,155,167	Technology Select Sector SPDR Fund(a)	143,748,981
249,098	Utilities Select Sector SPDR Fund(a)	17,561,409
	TOTAL EXCHANGE-TRADED FUNDS (Cost $435,104,758)	807,748,204

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
44,125	First American Government Obligations Fund, Class X, 4.08%(b)	44,125
13,313,263	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 3.78%(b)	13,313,263
	TOTAL MONEY MARKET FUNDS (Cost $13,357,388)	13,357,388

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 7.7%
	CALL OPTIONS PURCHASED - 0.2%
264	S&P 500 Index	01/13/2023	$4,025	$101,362,800	200,095
264	S&P 500 Index	01/20/2023	4,000	101,362,800	466,235
264	S&P 500 Index	01/27/2023	3,970	101,362,800	926,640
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,167,370)				1,592,970

	PUT OPTIONS PURCHASED - 7.5%
264	S&P 500 Index	01/13/2023	3,625	101,362,800	250,343
264	S&P 500 Index	01/20/2023	3,600	101,362,800	333,855

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 7.7% (Continued)
	PUT OPTIONS PURCHASED - 7.5% (Continued)
264	S&P 500 Index	01/27/2023	$3,570	$101,362,800	$364,320
541	S&P 500 Index	03/17/2023	3,825	207,716,950	7,458,472
1,570	S&P 500 Index	12/20/2024	3,800	602,801,500	56,416,377
	TOTAL PUT OPTIONS PURCHASED (Cost - $69,734,350)				64,823,367

	TOTAL INDEX OPTIONS PURCHASED (Cost - $71,901,720)				66,416,337

	TOTAL INVESTMENTS - 102.2% (Cost $520,363,866)				$887,521,929
	CALL OPTIONS WRITTEN - (1.0)% (Proceeds - $9,403,716)				(8,295,657)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $6,262,204)				(5,403,304)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				(5,012,892)
	NET ASSETS - 100.0%				$868,810,076
			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	WRITTEN INDEX OPTIONS - (1.6)%
	CALL OPTIONS WRITTEN- (1.0)%
264	S&P 500 Index	01/13/2023	$3,825	$101,362,800	$1,994,322
264	S&P 500 Index	01/20/2023	3,800	101,362,800	2,700,375
264	S&P 500 Index	01/27/2023	3,770	101,362,800	3,600,960
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $9,403,716)				8,295,657

	PUT OPTIONS WRITTEN - (0.6)%
264	S&P 500 Index	01/13/2023	3,825	101,362,800	1,526,749
264	S&P 500 Index	01/20/2023	3,800	101,362,800	1,515,320
264	S&P 500 Index	01/27/2023	3,770	101,362,800	1,409,760
541	S&P 500 Index	03/17/2023	3,250	207,716,950	951,475
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $6,262,204)				5,403,304

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $15,665,920)				$13,698,961

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2022 the total value of securities held as collateral is $273,041,745.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 88.5%
541,500	iShares Core MSCI Emerging Markets ETF(a)				$25,288,050
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,137,339)

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
789,263	First American Government Obligations Fund, Class X, 4.08% (Cost $789,263)(b)				789,263

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	EQUITY OPTIONS PURCHASED - 10.0%
	PUT OPTIONS PURCHASED - 10.0%
6,654	iShares MSCI Emerging Markets ETF	12/20/2024	$38	$25,218,660	2,851,371
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,053,660)

	TOTAL INVESTMENTS - 101.2% (Cost $29,980,262)				$28,928,684
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $136,522)				(98,888)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $249,102)				(235,099)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%				(9,721)
	NET ASSETS - 100.0%				$28,584,976

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.2)%
	CALL OPTIONS WRITTEN- (0.4)%
1,717	iShares MSCI Emerging Markets ETF	02/17/2023 $	43	$6,507,430	$17,501
3,393	iShares MSCI Emerging Markets ETF	03/17/2023	43	12,859,470	81,387
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $136,522)				98,888

	PUT OPTIONS WRITTEN - (0.8)%
1,717	iShares MSCI Emerging Markets ETF	02/17/2023	35	6,507,430	62,397
1,726	iShares MSCI Emerging Markets ETF	03/17/2023	34	6,541,540	74,122
1,667	iShares MSCI Emerging Markets ETF	03/17/2023	35	6,317,930	98,580
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $249,102)				235,099

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $385,624)				$333,987

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2022 the total value of securities held as collateral is $18,750,050.

(B)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(C)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.4%
	EQUITY - 91.4%
460,000	iShares MSCI EAFE ETF(a)				$30,194,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,962,358)

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
569,878	First American Government Obligations Fund, Class X, 4.08% (Cost $569,878)(b)				569,878

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	EQUITY OPTIONS PURCHASED - 7.7%
	PUT OPTIONS PURCHASED - 7.7%
1,150	iShares MSCI EAFE ETF	03/17/2023	$65	$7,548,600	227,298
3,450	iShares MSCI EAFE ETF	12/20/2024	65	22,645,800	2,302,125
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,665,636)				2,529,423

	TOTAL INVESTMENTS - 100.8% (Cost $29,197,872)				$33,293,701
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $132,825)				(123,271)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $330,560)				(237,454)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%				106,621
	NET ASSETS - 100.0%				$33,039,597

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.1)%
	CALL OPTIONS WRITTEN- (0.4)%
1,182	iShares MSCI EAFE ETF	02/17/2023	$72	$7,758,648	$23,583
2,310	iShares MSCI EAFE ETF	03/17/2023	72	15,162,840	99,688
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $132,825)				123,271

	PUT OPTIONS WRITTEN - (0.7)%
1,182	iShares MSCI EAFE ETF	02/17/2023	61	7,758,648	63,434
1,150	iShares MSCI EAFE ETF	03/17/2023	55	7,548,600	28,244
1,160	iShares MSCI EAFE ETF	03/17/2023	59	7,614,240	67,576
1,150	iShares MSCI EAFE ETF	03/17/2023	60	7,548,600	78,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $330,560)				237,454

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $463,385)				$360,725

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2022 the total value of securities held as collateral is $19,101,240.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.3%
	EQUITY - 90.3%
227,000	iShares Core S&P 500 ETF(a)	$87,215,670
	TOTAL EXCHANGE-TRADED FUNDS (Cost $72,851,516)

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
1,172,838	First American Government Obligations Fund, Class X, 4.08%(b)	1,172,838
1,162,533	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 3.78%(b)	1,162,533
	TOTAL MONEY MARKET FUNDS (Cost $2,335,371)	2,335,371

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 10.7%
	CALL OPTIONS PURCHASED - 4.0%
30	S&P 500 Index	01/13/2023	$4,025	$11,518,500	22,738
28	S&P 500 Index	01/20/2023	4,000	10,750,600	49,450
28	S&P 500 Index	01/27/2023	3,970	10,750,600	98,280
114	S&P 500 Index	12/20/2024	4,400	43,770,300	3,662,878
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,757,669)				3,833,346

	PUT OPTIONS PURCHASED - 6.7%
30	S&P 500 Index	01/13/2023	3,625	11,518,500	28,448
28	S&P 500 Index	01/20/2023	3,600	10,750,600	35,409
28	S&P 500 Index	01/27/2023	3,570	10,750,600	38,640
57	S&P 500 Index	03/17/2023	3,825	21,885,150	785,828
170	S&P 500 Index	12/20/2024	3,700	65,271,500	5,533,055
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,934,683)				6,421,380

	TOTAL INDEX OPTIONS PURCHASED (Cost - $10,692,352)				10,254,726

	TOTAL INVESTMENTS - 103.4% (Cost $85,879,239)				$99,805,767
	CALL OPTIONS WRITTEN - (2.2)% (Proceeds - $2,214,513)				(2,161,197)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $677,370)				(583,978)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				(494,177)
	NET ASSETS - 100.0%				$96,566,415

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

			Exercise
Contracts(c)		Expiration Date	Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (2.8)%
	CALL OPTIONS WRITTEN- (2.2)%
30	S&P 500 Index	01/13/2023	$3,825	$11,518,500	$226,628
28	S&P 500 Index	01/20/2023	3,800	10,750,600	286,403
28	S&P 500 Index	01/27/2023	3,770	10,750,600	381,920
114	S&P 500 Index	12/20/2024	5,100	43,700,300	1,266,246
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,214,513)				2,161,197

	PUT OPTIONS WRITTEN - (0.6)%
30	S&P 500 Index	01/13/2023	3,825	11,518,500	173,494
28	S&P 500 Index	01/20/2023	3,800	10,750,600	160,716
28	S&P 500 Index	01/27/2023	3,770	10,750,600	149,520
57	S&P 500 Index	03/17/2023	3,250	21,885,150	100,248
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $677,370)				583,978

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $2,891,883)				$2,745,175

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2022 the total value of securities held as collateral is $35,731,530.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.9%
	EQUITY - 85.9%
192,000	iShares Russell 2000 ETF(a)	$33,477,120
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,456,694)

			Exercise
Contracts(b)		Expiration Date	Price	Notional Value
	INDEX OPTIONS PURCHASED - 8.2%
	CALL OPTIONS PURCHASED - 0.2%
12	S&P 500 Index	01/13/2023	$4,025	$4,607,400	9,095
12	S&P 500 Index	01/20/2023	4,000	4,607,400	21,193
11	S&P 500 Index	01/27/2023	3,970	4,223,450	38,610
	TOTAL CALL OPTIONS PURCHASED (Cost - $95,398)				68,898

	PUT OPTIONS PURCHASED - 8.0%
48	Russell 2000 Index	03/17/2023	1,760	8,454,000	362,501
144	Russell 2000 Index	12/20/2024	1,750	25,362,000	2,710,874
12	S&P 500 Index	01/13/2023	3,625	4,607,400	11,379
12	S&P 500 Index	01/20/2023	3,600	4,607,400	15,175
11	S&P 500 Index	01/27/2023	3,570	4,223,450	15,180
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,179,302)				3,115,109

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,274,700)				3,184,007

	TOTAL INVESTMENTS - 94.1% (Cost $30,731,394)				$36,661,127
	CALL OPTIONS WRITTEN - (0.9)% (Proceeds - $414,685)				(363,435)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $290,936)				(257,136)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.5%				2,931,885
	NET ASSETS - 100.0%				$38,972,441

			Exercise
Contracts(b)		Expiration Date	Price	Notional Value
	WRITTEN INDEX OPTIONS - (1.6)%
	CALL OPTIONS WRITTEN- (0.9)%
12	S&P 500 Index	01/13/2023	$3,825	$4,607,400	$90,651
12	S&P 500 Index	01/20/2023	3,800	4,607,400	122,744
11	S&P 500 Index	01/27/2023	3,770	4,223,450	150,040
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $414,685)				363,435

	PUT OPTIONS WRITTEN - (0.7)%
48	Russell 2000 Index	03/17/2023	1,500	8,454,000	60,120
12	S&P 500 Index	01/13/2023	3,825	4,607,400	69,398

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

			Exercise
Contracts(b)		Expiration Date	Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.6)% (Continued)
	PUT OPTIONS WRITTEN - (0.7)% (Continued)
12	S&P 500 Index	01/20/2023	$3,800	$4,607,400	$68,878
11	S&P 500 Index	01/27/2023	3,770	4,223,450	58,740
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $290,936)				257,136

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $705,621)				$620,571

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2022 the total value of securities held as collateral is $15,343,680.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$520,363,866	$29,980,262	$29,197,872	$85,879,239	$30,731,394
Investments, at value	887,521,929	28,928,684	33,293,701	99,805,767	36,661,127
Cash held at broker	—	94,313	169,172	—	—
Cash	—	—	—	—	123,155
Receivable for securities sold	—	—	—	—	3,151,253
Receivable for Fund shares sold	224,039	7,700	748	152,960	—
Dividends and interest receivable	19,369	1,471	1,325	2,998	569
Prepaid expenses and other assets	36,649	1,434	10,372	18,531	12,029
TOTAL ASSETS	887,801,986	29,033,602	33,475,318	99,980,256	39,948,133
LIABILITIES
Options written, at value (Premiums received - $15,665,920, $385,624, $463,385, $2,891,883 and $705,621, respectively)	13,698,961	333,987	360,725	2,745,175	620,571
Due to broker	3,577,805	—	—	408,687	273,285
Investment advisory fees payable	753,960	15,420	20,173	100,580	26,922
Payable for Fund shares repurchased	458,370	41,902	—	90,761	—
Distribution (12b-1) fees payable	116,751	1,030	770	1,941	1,762
Payable to related parties	163,181	18,799	19,022	28,543	19,706
Accrued expenses and other liabilities	222,882	37,488	35,031	38,154	33,446
TOTAL LIABILITIES	18,991,910	448,626	435,721	3,413,841	975,692
NET ASSETS	$868,810,076	$28,584,976	$33,039,597	$96,566,415	$38,972,441
NET ASSETS CONSIST OF:
Paid in capital	$523,116,769	$33,664,047	$34,310,921	$88,482,495	$35,956,784
Accumulated earnings (deficits)	345,693,307	(5,079,071)	(1,271,324)	8,083,920	3,015,657
NET ASSETS	$868,810,076	$28,584,976	$33,039,597	$96,566,415	$38,972,441
NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$120,469,271	$685,046	$704,307	$1,881,348	$931,347
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,627,030	80,054	77,718	139,815	75,917
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$13.96	$8.56	$9.06	$13.46	$12.27
Maximum offering price per share (maximum sales charge of 5.50%)	$14.77	$9.06	$9.59	$14.24	$12.98
Class C Shares :
Net Assets	$104,996,205	$1,018,468	$713,246	$1,742,127	$1,873,942
NE Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,794,247	122,992	80,690	132,125	161,527
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.47	$8.28	$8.84	$13.19	$11.60
Class I Shares:
Net Assets	$643,344,600	$26,881,462	$31,622,044	$92,942,940	$36,167,152
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	45,778,954	3,137,573	3,480,526	6,857,424	2,898,921
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.05	$8.57	$9.09	$13.55	$12.48

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$7,330,470	$367,527	$126,969	$853,559	$345,784
Interest	128,615	7,613	4,662	19,745	7,106
TOTAL INVESTMENT INCOME	7,459,085	375,140	131,631	873,304	352,890
EXPENSES
Investment advisory fees	4,728,328	144,708	158,240	528,834	211,275
Distribution (12b-1) fees:
Class A	157,557	1,105	966	2,489	1,397
Class C	549,479	5,218	3,553	9,266	9,085
Administration fees	246,498	14,798	15,475	34,004	18,126
Third party administrative service fees	212,917	8,104	9,049	30,577	11,796
Printing and postage expenses	105,863	6,050	6,050	6,050	6,050
Accounting services fees	95,037	7,573	7,708	13,324	8,430
Transfer agent fees	83,681	22,685	22,685	23,946	22,685
Custodian fees	57,973	3,781	3,781	7,562	3,781
Registration fees	35,287	15,123	15,123	17,644	15,123
Compliance officer fees	30,246	6,050	6,050	6,050	6,050
Audit fees	10,081	10,081	10,081	10,081	10,081
Insurance expense	8,067	1,310	1,310	1,614	1,362
Trustees’ fees and expenses	8,066	7,058	7,058	7,058	7,058
Legal fees	7,562	7,563	7,562	7,562	7,562
Interest expense	—	—	159	3,791	297
Other expenses	5,042	2,521	2,521	2,521	7,562
TOTAL EXPENSES	6,341,684	263,728	277,371	712,373	347,720

Fees recouped by the Advisor	—	—	—	43,257	—
Less: Fees waived by the Advisor	—	(54,725)	(51,017)	—	(41,016)
TOTAL NET EXPENSES	6,341,684	209,003	226,354	755,630	306,704
NET INVESTMENT INCOME (LOSS)	1,117,401	166,137	(94,723)	117,674	46,186
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	63,253,409	(65,850)	(409,213)	(1,254,632)	(1,088,296)
Options purchased	26,769,274	1,412,202	1,065,498	(2,044,900)	(1,958,827)
Options written	13,085,943	557,845	569,134	3,057,594	1,908,484
Net realized gain (loss) on investments, options purchased and options written	103,108,626	1,904,197	1,225,419	(241,938)	(1,138,639)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,361,855)	(1,044,576)	1,577,543	2,885,619	1,856,741
Options purchased	(46,347,362)	(1,177,978)	(1,748,168)	(271,057)	(776,307)
Options written	(5,287,908)	5,191	56,906	(1,762,852)	(19,340)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(91,997,125)	(2,217,363)	(113,719)	851,710	1,061,094
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	11,111,501	(313,166)	1,111,700	609,772	(77,545)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,228,902	$(147,029)	$1,016,977	$727,446	$(31,359)

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$1,117,401	$(1,251,681)
Net realized gain (loss) on investments, options purchased and options written	103,108,626	(3,394,005)
Net change in unrealized depreciation on investments, options purchased and options written	(91,997,125)	(74,530,030)
Net increase (decrease) in net assets resulting from operations	12,228,902	(79,175,716)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,266,783	19,802,946
Class C	1,812,733	8,099,111
Class I	39,026,755	141,160,024
Payments for shares redeemed:
Class A	(13,273,649)	(29,569,604)
Class C	(8,135,138)	(18,535,776)
Class I	(142,475,162)	(202,586,835)
Class Y (a)	—	(79,203)
Net decrease in net assets from shares of beneficial interest	(115,777,678)	(81,709,337)

TOTAL DECREASE IN NET ASSETS	(103,548,776)	(160,885,053)

NET ASSETS
Beginning of Period	972,358,852	1,133,243,905
End of Period	$868,810,076	$972,358,852

SHARE ACTIVITY
Class A:
Shares Sold	517,835	1,287,711
Shares Redeemed	(952,896)	(1,943,625)
Net decrease in shares of beneficial interest outstanding	(435,061)	(655,914)

Class C:
Shares Sold	133,670	547,557
Shares Redeemed	(605,351)	(1,247,970)
Net decrease in shares of beneficial interest outstanding	(471,681)	(700,413)

Class I:
Shares Sold	2,779,029	9,181,656
Shares Redeemed	(10,175,060)	(13,209,691)
Net decrease in shares of beneficial interest outstanding	(7,396,031)	(4,028,035)

Class Y: (a)
Shares Redeemed	—	(5,046)
Net decrease in shares of beneficial interest outstanding	—	(5,046)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income	$166,137	$411,825
Net realized gain on investments, options purchased and options written	1,904,197	1,702,280
Net change in unrealized deprecation on investments, options purchased and options written	(2,217,363)	(6,271,068)
Net decrease in net assets resulting from operations	(147,029)	(4,156,963)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(7,168)	—
Class C	(2,748)	—
Class I	(402,046)	(57,530)
Net decrease in net assets resulting from distributions to shareholders	(411,962)	(57,530)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,129	272,975
Class C	9,148	73,147
Class I	5,151,688	3,533,149
Class Y (a)	—	35
Net asset value of shares issued in reinvestment of distributions:
Class A	—	—
Class C	1,756	—
Class I	368,396	52,428
Class Y (a)	—	—
Payments for shares redeemed:
Class A	(366,281)	(420,626)
Class C	(29,917)	(398,885)
Class I	(2,230,034)	(7,693,816)
Class Y (a)	—	(235,377)
Net increase (decrease) in net assets from shares of beneficial interest	2,918,885	(4,816,970)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,359,894	(9,031,463)

NET ASSETS
Beginning of Period	26,225,082	35,256,545
End of Period	$28,584,976	$26,225,082

SHARE ACTIVITY
Class A:
Shares Sold	1,641	28,721
Shares Redeemed	(42,972)	(44,443)
Net decrease in shares of beneficial interest outstanding	(41,331)	(15,722)

Class C:
Shares Sold	1,107	7,795
Shares Reinvested	212	—
Shares Redeemed	(3,580)	(43,528)
Net decrease in shares of beneficial interest outstanding	(2,261)	(35,733)

Class I:
Shares Sold	588,015	375,558
Shares Reinvested	43,087	5,484
Shares Redeemed	(255,376)	(812,471)
Net increase (decrease) in shares of beneficial interest outstanding	375,726	(431,429)

Class Y: (a)
Shares Redeemed	—	(23,843)
Net decrease in shares of beneficial interest outstanding	—	(23,843)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$(94,723)	$671,798
Net realized gain (loss) on investments, options purchased and options written	1,225,419	(507,270)
Net change in unrealized depreciation on investments, options purchased and options written	(113,719)	(3,273,828)
Net increase (decrease) in net assets resulting from operations	1,016,977	(3,109,300)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(119,608)
Class C	—	(89,549)
Class I	—	(3,403,272)
Total distributions paid
Class A	—	(24,432)
Class C	—	(11,973)
Class I	—	(782,542)
Net decrease in net assets resulting from distributions to shareholders	—	(4,431,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	79,380
Class C	7,295	51,431
Class I	8,989,112	4,924,442
Net asset value of shares issued in reinvestment of distributions:
Class A	—	99,052
Class C	—	84,827
Class I	—	3,907,909
Payments for shares redeemed:
Class A	(144,749)	(247,358)
Class C	(20,654)	(128,569)
Class I	(6,165,755)	(5,463,797)
Class Y	—	(137,062)
Net increase in net assets from shares of beneficial interest	2,665,249	3,170,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,682,226	(4,370,421)

NET ASSETS
Beginning of Period	29,357,371	33,727,792
End of Period	$33,039,597	$29,357,371

SHARE ACTIVITY
Class A:
Shares Sold	—	7,043
Shares Reinvested	—	10,149
Shares Redeemed	(16,419)	(24,363)
Net decrease in shares of beneficial interest outstanding	(16,419)	(7,171)

Class C:
Shares Sold	889	5,374
Shares Reinvested	—	8,845
Shares Redeemed	(2,405)	(12,326)
Net increase (decrease) in shares of beneficial interest outstanding	(1,516)	1,893

Class I:
Shares Sold	1,005,894	497,377
Shares Reinvested	—	400,401
Shares Redeemed	(720,699)	(540,754)
Net increase in shares of beneficial interest outstanding	285,195	357,024

Class Y: (a)
Shares Redeemed	—	(12,037)
Net decrease in shares of beneficial interest outstanding	—	(12,037)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$117,674	$(266,216)
Net realized loss on investments, options purchased and options written	(241,938)	(2,547,215)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	851,710	(10,722,389)
Net increase (decrease) in net assets resulting from operations	727,446	(13,535,820)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	288,979	780,870
Class C	60,413	1,081,740
Class I	34,858,989	101,788,091
Class Y	—	12
Payments for shares redeemed:
Class A	(242,475)	(2,093,273)
Class C	(117,459)	(112,100)
Class I	(42,848,968)	(68,800,371)
Class Y	—	(1,016,298)
Net increase (decrease) in net assets from shares of beneficial interest	(8,000,521)	31,628,671

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,273,075)	18,092,851

NET ASSETS
Beginning of Period	103,839,490	85,746,639
End of Period	$96,566,415	$103,839,490

SHARE ACTIVITY
Class A:
Shares Sold	21,375	50,408
Shares Redeemed	(17,616)	(132,365)
Net increase (decrease) in shares of beneficial interest outstanding	3,759	(81,957)

Class C:
Shares Sold	4,515	70,018
Shares Redeemed	(8,774)	(7,276)
Net increase (decrease) in shares of beneficial interest outstanding	(4,259)	62,742

Class I:
Shares Sold	2,564,465	6,500,829
Shares Redeemed	(3,144,592)	(4,417,596)
Net increase (decrease) in shares of beneficial interest outstanding	(580,127)	2,083,233

Class Y: (a)
Shares Redeemed	—	(63,958)
Net decrease in shares of beneficial interest outstanding	—	(63,958)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$46,186	$(219,943)
Net realized gain (loss) on investments, options purchased and options written	(1,138,639)	1,177,590
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	1,061,094	(7,331,306)
Net decrease in net assets resulting from operations	(31,359)	(6,373,659)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(64,537)	—
Class C	(136,958)	—
Class I	(2,491,470)	—
Net decrease in net assets resulting from distributions to shareholders	(2,692,965)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	120,329	248,012
Class C	184,680	121,522
Class I	11,632,219	8,861,528
Net asset value of shares issued in reinvestment of distributions:
Class A	54,405	—
Class C	117,211	—
Class I	1,875,353	—
Payments for shares redeemed:
Class A	(210,374)	(130,318)
Class C	(11,393)	(165,343)
Class I	(7,569,775)	(12,401,104)
Class Y (a)	—	(333,294)
Net increase (decrease) in net assets from shares of beneficial interest	6,192,655	(3,798,997)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,468,331	(10,172,656)

NET ASSETS
Beginning of Period	35,504,110	45,676,766
End of Period	$38,972,441	$35,504,110

SHARE ACTIVITY
Class A:
Shares Sold	8,916	16,847
Shares Reinvested	4,511	—
Shares Redeemed	(15,360)	(8,442)
Net increase (decrease) in shares of beneficial interest outstanding	(1,933)	8,405

Class C:
Shares Sold	14,402	8,379
Shares Reinvested	10,282	—
Shares Redeemed	(912)	(11,523)
Net increase (decrease) in shares of beneficial interest outstanding	23,772	(3,144)

Class I:
Shares Sold	834,730	584,001
Shares Reinvested	152,965	—
Shares Redeemed	(545,085)	(805,656)
Net increase (decrease) in shares of beneficial interest outstanding	442,610	(221,655)

Class Y: (a)
Shares Redeemed	—	(21,373)
Net decrease in shares of beneficial interest outstanding	—	(21,373)

(a)	As of the close of business on September 5, 2021 sales and operations of Class Y were suspended.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	December 31, 2022		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$13.79		$14.93	$12.51		$12.80	$12.68	$12.22
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.03)	(0.00	) (2)	0.10	0.07	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.16		(1.11)	2.43		(0.27)	0.13	0.45
Total from investment operations	0.17		(1.14)	2.43		(0.17)	0.20	0.53
Less distributions from:
Net investment income	—		—	(0.01)		(0.12)	(0.08)	(0.07)
Return of capital	—		—	(0.00	) (2)	—	—	—
Total distributions	—		—	(0.01)		(0.12)	(0.08)	(0.07)
Net asset value, end of period	$13.96		$13.79	$14.93		$12.51	$12.80	$12.68
Total return (3)	1.31	% (6)	(7.64)%	19.44%		(1.39)%	1.67%	4.33%
Net assets, at end of period (000s)	$120,469		$124,935	$145,133		$158,255	$240,274	$332,552
Ratio of expenses to average net assets (4)	1.46	% (7)	1.43%	1.42%		1.42%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets (4,5)	0.21	% (7)	(0.17)%	(0.00)%		0.76%	0.59%	0.62%
Portfolio Turnover Rate	9	% (6)	3%	11%		13%	14%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$13.35		$14.57	$12.29	$12.58	$12.46	$12.03
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.14)	(0.10)	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.16		(1.08)	2.38	(0.28)	0.14	0.45
Total from investment operations	0.12		(1.22)	2.28	(0.27)	0.12	0.43
Less distributions from:
Net investment income	—		—	—	(0.02)	—	—
Total distributions	—		—	—	(0.02)	—	—
Net asset value, end of period	$13.47		$13.35	$14.57	$12.29	$12.58	$12.46
Total return (2)	0.90	% (5)	(8.37)%	18.55%	(2.17)%	0.96%	3.57%
Net assets, at end of period (000s)	$104,996		$110,351	$130,659	$150,858	$204,575	$247,668
Ratio of expenses to average net assets (3)	2.21	% (6)	2.18%	2.17%	2.17%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (3,4)	(0.55	)% (6)	(0.93)%	(0.75)%	0.07%	(0.15)%	(0.09)%
Portfolio Turnover Rate	9	% (5)	3%	11%	13%	14%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	December 31, 2022		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$13.86		$14.99	$12.56		$12.86	$12.74	$12.27
Activity from investment operations:
Net investment income (1)	0.03		0.00 (2)	0.03		0.14	0.10	0.11
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.16		(1.13)	2.45		(0.28)	0.14	0.46
Total from investment operations	0.19		(1.13)	2.48		(0.14)	0.24	0.57
Less distributions from:
Net investment income	—		—	(0.05)		(0.16)	(0.12)	(0.10)
Return of capital	—		—	(0.00	) (2)	—	—	—
Total distributions	—		—	(0.05)		(0.16)	(0.12)	(0.10)
Net asset value, end of period	$14.05		$13.86	$14.99		$12.56	$12.86	$12.74
Total return (3)	1.37	% (6)	(7.54)%	19.75%		(1.15)%	1.96%	4.63%
Net assets, at end of period (000s)	$643,345		$737,073	$857,376		$1,121,879	$1,622,057	$2,370,044
Ratio of expenses to average net assets (4)	1.21	% (7)	1.18%	1.17%		1.17%	1.15%	1.14%
Ratio of net investment income to average net assets (4,5)	0.36	% (7)	0.02%	0.24%		1.07%	0.82%	0.86%
Portfolio Turnover Rate	9	% (6)	3%	11%		13%	14%	9%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$8.69		$10.01	$8.85	$9.86	$10.06	$9.98
Activity from investment operations:
Net investment income (1)	0.02		0.11	0.01	0.09	0.03	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.06)		(1.43)	1.27	(0.57)	(0.20)	0.23
Total from investment operations	(0.04)		(1.32)	1.28	(0.48)	(0.17)	0.29
Less distributions from:
Net investment income	(0.09)		—	(0.12)	(0.04)	(0.03)	—
Net realized gains	—		—	—	(0.49)	—	(0.21)
Total distributions	(0.09)		—	(0.12)	(0.53)	(0.03)	(0.21)
Net asset value, end of period	$8.56		$8.69	$10.01	$8.85	$9.86	$10.06
Total return (2)	(0.45	)% (6)	(13.19)%	14.47%	(5.16)%	(1.72)%	2.73%
Net assets, at end of period (000s)	$685		$1,055	$1,372	$2,084	$3,959	$5,010
Ratio of gross expenses to average net assets (3,5)	2.03	% (7)	1.87%	1.88%	1.93%	1.84%	1.67%
Ratio of net expenses to average net assets (3,5)	1.65	% (7)	1.65%	1.65%	1.65%	1.75%	1.65%
Ratio of net investment income to average net assets (3,4,5)	0.41	% (7)	1.18%	0.16%	1.03%	0.31%	0.53%
Portfolio Turnover Rate	17	% (6)	10%	6%	16%	45%	7%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.03	% (7)	1.87%	1.88%	1.93%	1.74%	1.67%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	0.41	% (7)	1.18%	0.16%	1.03%	0.41%	0.53%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$8.38		$9.72	$8.58	$9.60	$9.84	$9.84
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.02	(0.07)	0.03	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.09)		(1.36)	1.24	(0.56)	(0.21)	0.24
Total from investment operations	(0.08)		(1.34)	1.17	(0.53)	(0.24)	0.21
Less distributions from:
Net investment income	(0.02)		—	(0.03)	—	—	—
Net realized gains	—		—	—	(0.49)	—	(0.21)
Total distributions	(0.02)		—	(0.03)	(0.49)	—	(0.21)
Net asset value, end of period	$8.28		$8.38	$9.72	$8.58	$9.60	$9.84
Total return (2)	(0.93	)% (6)	(13.79)%	13.60%	(5.85)%	(2.44)%	1.95%
Net assets, at end of period (000s)	$1,018		$1,050	$1,564	$1,365	$2,809	$3,049
Ratio of gross expenses to average net assets (3,5)	2.78	% (7)	2.62%	2.63%	2.68%	2.59%	2.42%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.40%	2.40%	2.40%	2.50%	2.40%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.18	% (7)	0.22%	(0.72)%	0.28%	(0.31)%	(0.31)%
Portfolio Turnover Rate	17	% (6)	10%	6%	16%	45%	7%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.78	% (7)	2.62%	2.63%	2.68%	2.49%	2.42%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	0.18	% (7)	0.22%	(0.72)%	0.28%	(0.21)%	(0.31)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$8.73		$10.05	$8.89	$9.91	$10.12	$10.02
Activity from investment operations:
Net investment income (1)	0.05		0.13	0.02	0.13	0.06	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.08)		(1.43)	1.29	(0.58)	(0.21)	0.25
Total from investment operations	(0.03)		(1.30)	1.31	(0.45)	(0.15)	0.31
Less distributions from:
Net investment income	(0.13)		(0.02)	(0.15)	(0.08)	(0.06)	—
Net realized gains	—		—	—	(0.49)	—	(0.21)
Total distributions	(0.13)		(0.02)	(0.15)	(0.57)	(0.06)	(0.21)
Net asset value, end of period	$8.57		$8.73	$10.05	$8.89	$9.91	$10.12
Total return (2)	(0.35	)% (6)	(12.97)%	14.78%	(4.87)%	(1.47)%	2.92%
Net assets, at end of period (000s)	$26,881		$24,120	$32,079	$30,848	$39,206	$43,178
Ratio of gross expenses to average net assets (3,5)	1.78	% (7)	1.62%	1.63%	1.68%	1.59%	1.42%
Ratio of net expenses to average net assets (3,5)	1.40	% (7)	1.40%	1.40%	1.40%	1.50%	1.40%
Ratio of net investment income to average net assets (4,5,6)	1.21	% (7)	1.39%	0.20%	1.37%	0.60%	0.59%
Portfolio Turnover Rate	17	% (6)	10%	6%	16%	45%	7%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.78	% (7)	1.62%	1.63%	1.68%	1.49%	1.42%
Net expenses to average net assets (3)	1.40	% (7)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	1.21	% (7)	1.39%	0.20%	1.37%	0.70%	0.59%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$8.70		$11.11	$9.83	$10.24	$10.42	$10.60
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.18	0.02	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.40		(1.13)	1.32	0.04	(0.19)	0.06
Total from investment operations	0.36		(0.95)	1.34	0.08	(0.10)	0.14
Less distributions from:
Net investment income	—		(0.13)	—	(0.12)	(0.08)	(0.08)
Net realized gains	—		(0.12)	(0.06)	(0.37)	—	(0.24)
Return of capital	—		(1.21)	—	—	—	—
Total distributions	—		(1.46)	(0.06)	(0.49)	(0.08)	(0.32)
Net asset value, end of period	$9.06		$8.70	$11.11	$9.83	$10.24	$10.42
Total return (2)	4.14	% (6)	(9.97)%	13.60%	0.65%	(0.91)%	1.13%
Net assets, at end of period (000s)	$704		$819	$1,126	$2,150	$2,454	$2,838
Ratio of gross expenses to average net assets (3,5)	1.97	% (7)	1.94%	2.03%	2.12%	2.01%	1.96%
Ratio of net expenses to average net assets (3,5)	1.65	% (7)	1.69%	1.73%	1.85%	1.85%	1.86%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.92	)% (7)	1.77%	0.20%	0.40%	0.91%	0.73%
Portfolio Turnover Rate	19	% (6)	10%	8%	15%	10%	4%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.97	% (7)	1.90%	1.95%	1.92%	1.81%	1.75%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income (loss) to average net assets (3,4)	(0.92	)% (7)	1.81%	0.29%	0.60%	1.11%	0.94%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$8.52		$10.90	$9.73	$10.12	$10.31	$10.54
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		0.10	(0.03)	(0.04)	0.02	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.39		(1.10)	1.26	0.04	(0.20)	(0.03)
Total from investment operations	0.32		(1.00)	1.23	—	(0.18)	0.06
Less distributions from:
Net investment income	—		(0.05)	—	(0.02)	(0.01)	(0.05)
Net realized gains	—		(0.12)	(0.06)	(0.37)	—	(0.24)
Return of capital	—		(1.21)	—	—	—	—
Total distributions	—		(1.38)	(0.06)	(0.39)	(0.01)	(0.29)
Net asset value, end of period	$8.84		$8.52	$10.90	$9.73	$10.12	$10.31
Total return (2)	3.76	% (6)	(10.63)%	12.61%	(0.07)%	(1.69)%	0.38%
Net assets, at end of period (000s)	$713		$700	$876	$949	$1,403	$1,617
Ratio of gross expenses to average net assets (3,5)	2.72	% (7)	2.69%	2.78%	2.87%	2.76%	2.71%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.44%	2.48%	2.60%	2.60%	2.61%
Ratio of net investment income (loss) to average net assets (3,4,5)	(1.59	)% (7)	0.97%	(0.32)%	(0.43)%	0.19%	0.87%
Portfolio Turnover Rate	19	% (6)	10%	8%	15%	10%	4%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.72	% (7)	2.65%	2.70%	2.67%	2.56%	2.50%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	(1.59	)% (7)	1.01%	(0.24)%	(0.23)%	0.39%	1.08%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$8.71		$11.13	$9.85	$10.25	$10.45	$10.62
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.22	0.07	0.07	0.12	0.16
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.41		(1.14)	1.29	0.04	(0.20)	0.01
Total from investment operations	0.38		(0.92)	1.36	0.11	(0.08)	0.17
Less distributions from:
Net investment income	—		(0.17)	(0.02)	(0.14)	(0.12)	(0.10)
Net realized gains	—		(0.12)	(0.06)	(0.37)	—	(0.24)
Return of capital	—		(1.21)	—	—	—	—
Total distributions	—		(1.50)	(0.08)	(0.51)	(0.12)	(0.34)
Net asset value, end of period	$9.09		$8.71	$11.13	$9.85	$10.25	$10.45
Total return (2)	4.36	% (6)	(9.78)%	13.82%	0.97%	(0.71)%	1.44%
Net assets, at end of period (000s)	$31,622		$27,838	$31,591	$30,829	$37,596	$42,374
Ratio of gross expenses to average net assets (3,5)	1.72	% (7)	1.69%	1.78%	1.87%	1.76%	1.71%
Ratio of net expenses to average net assets (3,5)	1.40	% (7)	1.44%	1.48%	1.60%	1.60%	1.61%
Ratio of net investment income (loss) to average net assets (3,4,5)	(0.57	)% (7)	2.13%	0.69%	0.66%	1.18%	1.44%
Portfolio Turnover Rate	19	% (6)	10%	8%	15%	10%	4%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.72	% (7)	1.65%	1.70%	1.67%	1.56%	1.50%
Net expenses to average net assets (3)	1.40	% (7)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	(0.57	)% (7)	2.17%	0.76%	0.86%	1.38%	1.65%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the	For the
	December 31, 2022		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$13.40		$14.97		$11.86		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.06)		(0.05)		0.09	0.00	(3)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.05		(1.51)		3.23		0.58	1.38
Total from investment operations	0.06		(1.57)		3.18		0.67	1.38
Less distributions from:
Net investment income	—		—		—		(0.07)	—
Net realized gains	—		—		(0.07)		(0.12)	—
Return of capital	—		—		(0.00	) (3)	—	—
Total distributions	—		—		(0.07)		(0.19)	—
Net asset value, end of period	$13.46		$13.40		$14.97		$11.86	$11.38
Total return (4)	0.45	% (5)	(10.49)%		26.90%		5.85%	13.80	% (5)
Net assets, at end of period (000s)	$1,881		$1,823		$3,263		$5,252	$11
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.57	% (8)	1.57%		1.63%		2.33%	10.73	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.65	% (7,8)	1.65	% (7)	1.65	% (7)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	(0.01	)% (8)	(0.52)%		(0.38)%		0.74%	0.00	% (8)
Portfolio Turnover Rate	6	% (5)	3%		27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the		For the
	December 31, 2022		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of period	$13.19		$14.83		$11.84		$11.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		(0.16)		(0.12)		(0.03	) (3)	0.00	(4)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04		(1.48)		3.18		0.68		1.38
Total from investment operations	—		(1.64)		3.06		0.65		1.38
Less distributions from:
Net investment income	—		—		—		(0.07)		—
Net realized gains	—		—		(0.07)		(0.12)		—
Total distributions	—		—		(0.07)		(0.19)		—
Net asset value, end of period	$13.19		$13.19		$14.83		$11.84		$11.38
Total return (5)	0.00	% (6)	(11.06)%		25.93%		5.73%		13.80	% (6)
Net assets, at end of period (000s)	$1,742		$1,798		$1,092		$71		$11
Ratio of gross expenses to average net assets before waiver/recapture (7)	2.32	% (9)	2.32%		2.38%		3.08%		11.48	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.40	% (8,9)	2.40	% (8)	2.40	% (8)	2.40%		2.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(0.75	)% (9)	(1.17)%		(0.85)%		(0.22	)% (3)	0.00	% (9)
Portfolio Turnover Rate	6	% (6)	3%		27%		11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the	For the
	December 31, 2022		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$13.47		$15.02		$11.88		$11.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.02)		(0.01)		0.10	0.05
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.06		(1.53)		3.23		0.59	1.33
Total from investment operations	0.08		(1.55)		3.22		0.69	1.38
Less distributions from:
Net investment income	—		—		(0.01)		(0.07)	—
Net realized gains	—		—		(0.07)		(0.12)	—
Return of capital	—		—		(0.00	) (3)	—	—
Total distributions	—		—		(0.08)		(0.19)	—
Net asset value, end of period	$13.55		$13.47		$15.02		$11.88	$11.38
Total return (4)	0.59	% (5)	(10.32)%		27.23%		6.09%	13.80	% (5)
Net assets, at end of period (000s)	$92,943		$100,218		$80,421		$63,250	$3,610
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.32	% (8)	1.32%		1.38%		2.08%	10.48	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.40	% (7,8)	1.40	% (7)	1.40	% (7)	1.40%	1.40	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	0.24	% (8)	(0.23)%		(0.08)%		0.87%	0.88	% (8)
Portfolio Turnover Rate	6	% (5)	3%		27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$13.14		$15.55	$11.67	$11.92	$12.39	$11.55
Activity from investment operations:
Net investment loss (1)	(0.00	) (2)	(0.11)	(0.09)	(0.05)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.03		(2.30)	3.97	(0.20)	(0.43)	0.93
Total from investment operations	0.03		(2.41)	3.88	(0.25)	(0.47)	0.84
Less distributions from:
Net realized gains	(0.90)		—	—	—	—	—
Total distributions	(0.90)		—	—	—	—	—
Net asset value, end of period	$12.27		$13.14	$15.55	$11.67	$11.92	$12.39
Total return (3)	0.38	% (7)	(15.50)%	33.25%	(2.10)%	(3.79)%	7.27%
Net assets, at end of period (000s)	$931		$1,023	$1,080	$2,364	$2,206	$1,448
Ratio of gross expenses to average net assets (4,6)	1.85	% (8)	1.84%	1.90%	1.99%	1.88%	1.93%
Ratio of net expenses to average net assets (4,6)	1.65	% (8)	1.69%	1.70%	1.73%	1.77%	1.80%
Ratio of net investment loss to average net assets (4,5,6)	(0.04	)% (8)	(0.73)%	(0.69)%	(0.44)%	(0.34)%	(0.80)%
Portfolio Turnover Rate	22	% (7)	14%	26%	22%	17%	1%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	1.85	% (8)	1.80%	1.85%	1.91%	1.76%	1.78%
Net expenses to average net assets (4)	1.65	% (8)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (4,5)	(0.04	)% (8)	(0.69)%	(0.64)%	(0.36)%	(0.22)%	(0.65)%

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$12.53		$14.94	$11.29	$11.62	$12.17	$11.44
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.21)	(0.20)	(0.14)	(0.12)	(0.17)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.02		(2.20)	3.85	(0.19)	(0.43)	0.90
Total from investment operations	(0.03)		(2.41)	3.65	(0.33)	(0.55)	0.73
Less distributions from:
Net realized gains	(0.90)		—	—	—	—	—
Total distributions	(0.90)		—	—	—	—	—
Net asset value, end of period	$11.60		$12.53	$14.94	$11.29	$11.62	$12.17
Total return (2)	(0.08	)% (6)	(16.13)%	32.33%	(2.84)%	(4.52)%	6.38%
Net assets, at end of period (000s)	$1,874		$1,726	$2,104	$1,720	$1,744	$1,785
Ratio of gross expenses to average net assets (3,5)	2.60	% (7)	2.59%	2.65%	2.74%	2.63%	2.68%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.44%	2.45%	2.48%	2.52%	2.55%
Ratio of net investment loss to average net assets (3,4,5)	(0.73	)% (7)	(1.49)%	(1.52)%	(1.22)%	(1.05)%	(1.41)%
Portfolio Turnover Rate	22	% (6)	14%	26%	22%	17%	1%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.60	% (7)	2.55%	2.60%	2.66%	2.51%	2.53%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(0.73	)% (7)	(1.45)%	(1.47)%	(1.14)%	(0.93)%	(1.26)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
Net asset value, beginning of period	$13.34		$15.74	$11.78	$12.01	$12.45	$11.58
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.07)	(0.08)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.02		(2.33)	4.04	(0.20)	(0.43)	0.92
Total from investment operations	0.04		(2.40)	3.96	(0.23)	(0.44)	0.87
Less distributions from:
Net realized gains	(0.90)		—	—	—	—	—
Total distributions	(0.90)		—	—	—	—	—
Net asset value, end of period	$12.48		$13.34	$15.74	$11.78	$12.01	$12.45
Total return (2)	0.45	% (6)	(15.25)%	33.62%	(1.92)%	(3.53)%	7.51%
Net assets, at end of period (000s)	$36,167		$32,755	$42,153	$32,244	$37,534	$45,038
Ratio of gross expenses to average net assets (3,5)	1.60	% (7)	1.59%	1.65%	1.74%	1.63%	1.68%
Ratio of net expenses to average net assets (3,5)	1.40	% (7)	1.44%	1.45%	1.48%	1.52%	1.55%
Ratio of net investment income (loss) to average net assets (3,4,5)	0.27	% (7)	(0.48)%	(0.54)%	(0.23)%	(0.06)%	(0.45)%
Portfolio Turnover Rate	22	% (6)	14%	26%	22%	17%	1%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest Expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.60	% (7)	1.55%	1.60%	1.66%	1.51%	1.53%
Net expenses to average net assets (3)	1.40	% (7)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (3,4)	0.27	% (7)	(0.44)%	(0.49)%	(0.15)%	0.06%	(0.30)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.

Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.

Swan Defined Risk Foreign Fund – To seek long term capital appreciation.

Swan Defined Risk Growth Fund – To seek long term capital appreciation.

Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers three classes of shares: Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Equity options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over- the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$807,748,204	$—	$—	$807,748,204
Purchased Call Options	—	1,592,970	—	1,592,970
Purchased Put Options	—	64,823,367	—	64,823,367
Short-Term Investments	13,357,388	—	—	13,357,388
Total	$821,105,592	$66,416,337	$—	$887,521,929
Liabilities *
Call Option Written	$—	$8,295,657	$—	$8,295,657
Put Options Written	—	5,403,304	—	5,403,304
Total	$—	$13,698,961	$—	$13,698,961

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,288,050	$—	$—	$25,288,050
Purchased Put Options	—	2,851,371	—	2,851,371
Short-Term Investment	789,263	—	—	789,263
Total	$26,077,313	$2,851,371	$—	$28,928,684
Liabilities *
Call Options Written	$—	$98,888	$—	$98,888
Put Options Written	—	235,099	—	235,099
Total	$—	$333,987	$—	$333,987

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$30,194,400	$—	$—	$30,194,400
Purchased Put Options	—	2,529,423	—	2,529,423
Short-Term Investment	569,878	—	—	569,878
Total	$30,764,278	$2,529,423	$—	$33,293,701
Liabilities *
Call Options Written	$—	$123,271	$—	$123,271
Put Options Written	—	237,454	—	237,454
Total	$—	$360,725	$—	$360,725

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$87,215,670	$—	$—	$87,215,670
Purchased Call Options	—	3,833,346	—	3,833,346
Purchased Put Options	—	6,421,380	—	6,421,380
Short-Term Investments	2,335,371	—	—	2,335,371
Total	$89,551,041	$10,254,726	$—	$99,805,767
Liabilities *
Call Options Written	$—	$2,161,197	$—	$2,161,197
Put Options Written	—	583,978	—	583,978
Total	$—	$2,745,175	$—	$2,745,175

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$33,477,120	$—	$—	$33,477,120
Purchased Call Options	—	68,898	—	68,898
Purchased Put Options	—	3,115,109	—	3,115,109
Total	$33,477,120	$3,184,007	$—	$36,661,127
Liabilities *
Call Options Written	$—	$363,435	$—	$363,435
Put Options Written	$—	$257,136	$—	$257,136
Total	$—	$620,571	$—	$620,571

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2020 - 2022 for all Funds, or expected to be taken by all the Funds in their 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the six months ended December 31, 2022, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$4,728,328
Swan Defined Risk Emerging Markets Fund	144,708
Swan Defined Risk Foreign Fund	158,240
Swan Defined Risk Growth Fund	528,834
Swan Defined Risk U.S. Small Cap Fund	211,275

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least October 31, 2023 to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended December 31, 2022, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreement as follows:

	Advisory	Advisory
Fund	Fees Waived	Fees Recaptured
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	54,725	—
Swan Defined Risk Foreign Fund	51,017	—
Swan Defined Risk Growth Fund	—	43,257
Swan Defined Risk U.S. Small Cap Fund	41,016	—

As of December 31, 2022, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2023	June 30, 2024	June 30, 2025	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	101,381	80,213	65,538	$247,132
Swan Defined Risk Foreign Fund	98,364	98,037	80,922	$277,323
Swan Defined Risk Growth Fund	59,636	—	—	$59,636
Swan Defined Risk U.S. Small Cap Fund	96,881	73,542	57,472	$227,895

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2022, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$157,557	$549,479
Swan Defined Risk Emerging Markets Fund	1,105	5,218
Swan Defined Risk Foreign Fund	966	3,553
Swan Defined Risk Growth Fund	2,489	9,266
Swan Defined Risk U.S. Small Cap Fund	1,397	9,085

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2022, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$72,973	$9,525
Swan Defined Risk Emerging Markets Fund	17	2
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	6,215	946
Swan Defined Risk U.S. Small Cap Fund	1,172	164

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the six months ended December 31, 2022 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$79,021,673	$121,010,250
Swan Defined Risk Emerging Markets Fund	8,818,993	4,198,380
Swan Defined Risk Foreign Fund	9,783,382	5,347,107
Swan Defined Risk Growth Fund	5,315,798	6,556,465
Swan Defined Risk U.S. Small Cap Fund	10,012,855	7,958,340

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2022.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$66,416,337
Index contracts/Equity price risk	Options Written, at value	(13,698,961)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,851,371
Equity contracts/Equity price risk	Options Written, at value	(333,987)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,529,423
Equity contracts/Equity price risk	Options Written, at value	(360,725)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$10,254,726
Index contracts/Equity price risk	Options Written, at value	(2,745,175)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$3,184,007
Index contracts/Equity price risk	Options Written, at value	(620,571)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2022.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$26,769,274	$(46,347,362)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$13,085,943	$(5,287,908)

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$1,522,193	$(1,177,978)
Index contracts/Equity price risk	(109,991)	—
	$1,412,202	$(1,177,978)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$340,010	$5,191
Index contracts/Equity price risk	217,835	—
	$557,845	$5,191

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Swan Defined Risk Foreign Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$1,178,595	$(1,748,168)
Index contracts/Equity price risk	(113,097)	—
	$1,065,498	$(1,748,168)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$281,298	$56,906
Index contracts/Equity price risk	287,836	—
	$569,134	$56,906

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(2,044,900)	$(271,057)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$3,057,594	$(1,762,852)

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(1,958,827)	$(776,307)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$1,908,484	$(19,340)

The notional value of the derivative instruments outstanding as of December 31, 2022 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$557,384,667	$371,265,582	$(54,827,281)	$316,438,301
Swan Defined Risk Emerging Markets Fund	29,762,828	67,766	(1,235,897)	(1,168,131)
Swan Defined Risk Foreign Fund	28,873,591	4,345,868	(286,483)	4,059,385
Swan Defined Risk Growth Fund	85,018,711	14,759,033	(2,717,152)	12,041,881
Swan Defined Risk U.S. Small Cap Fund	31,415,092	6,125,307	(1,499,843)	4,625,464

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2021 and June 30, 2022 was as follows:

For the year ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	57,530	—	—	57,530
Swan Defined Risk Foreign Developed Fund	818,947	—	3,612,429	4,431,376
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	357,493	—	357,493

For the year ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$3,106,850	$—	$169,745	$3,276,595
Swan Defined Risk Emerging Markets Fund	474,559	—	—	474,559
Swan Defined Risk Foreign Developed Fund	226,955	—	—	226,955
Swan Defined Risk Growth Fund	271,514	242,949	1,204	515,667
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$—	$—	$(580,004)	$(76,190,826)	$(1,881,448)	412,116,683	$333,464,405
Swan Defined Risk Emerging Markets Fund	411,687	—	—	(5,385,032)	(595,967)	1,049,232	(4,520,080)
Swan Defined Risk Foreign Developed Fund	—	—	(481,346)	(5,196,577)	(783,482)	4,173,104	(2,288,301)
Swan Defined Risk Growth Fund	—	—	(1,567,403)	(1,422,878)	(843,436)	11,190,191	7,356,474
Swan Defined Risk U.S. Small Cap Fund	—	2,692,279	(119,665)	—	(397,003)	3,564,370	5,739,981

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open 1256 option contracts. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$580,004
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk Growth Fund	183,483
Swan Defined Risk U.S. Small Cap Fund	119,665

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	481,346
Swan Defined Risk Growth Fund	1,383,920
Swan Defined Risk U.S. Small Cap Fund	—

At June 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Swan Defined Risk Fund	$76,190,826	$—	$76,190,826	$87,270,379
Swan Defined Risk Emerging Markets Fund	5,385,032	—	5,385,032	—
Swan Defined Risk Foreign Developed Fund	5,196,577	—	5,196,577	—
Swan Defined Risk Growth Fund	420,029	1,002,849	1,422,878	375,811
Swan Defined Risk U.S. Small Cap Fund	—	—	—	95,315

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses resulted in reclassification for the year ended June 30, 2022, as follows:

	Paid
	In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$(1,181,286)	$1,181,286
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk Growth Fund	(82,733)	82,733
Swan Defined Risk U.S. Small Cap Fund	257,215	(257,215)

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Swan Defined Risk Emerging Markets Fund	27.28%
Pershing LLC	Swan Defined Risk Emerging Markets Fund	40.15%
LPL Financial	Swan Defined Risk Foreign Fund	46.73%
TD Ameritrade	Swan Defined Risk Growth Fund	65.41%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	31.78%

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”). The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 28.8%.

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of the Fund’s net assets invested in the iShares Core ETF was 88.5%.

The Swan Defined Risk Foreign Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 91.4%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”) .. The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 90.3%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of the Fund’s net assets invested in the iShares ETF was 85.9%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/22	12/31/22	7/1/22 – 12/31/22*	7/1/22 – 12/31/22*
Swan Defined Risk Fund
Class A	$1,000.00	$1,013.10	$7.41	1.46%
Class C	$1,000.00	$1,009.00	$11.19	2.21%
Class I	$1,000.00	$1,013.70	$6.14	1.21%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$995.50	$8.30	1.65%
Class C	$1,000.00	$990.70	$12.04	2.40%
Class I	$1,000.00	$996.50	$7.05	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,041.40	$8.49	1.65%
Class C	$1,000.00	$1,037.60	$12.33	2.40%
Class I	$1,000.00	$1,043.60	$7.21	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,004.50	$8.34	1.65%
Class C	$1,000.00	$1,000.00	$12.10	2.40%
Class I	$1,000.00	$1,005.90	$7.08	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,003.80	$8.33	1.65%
Class C	$1,000.00	$999.20	$12.09	2.40%
Class I	$1,000.00	$1,004.50	$7.07	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2022

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/22	12/31/22	7/1/22 – 12/31/22*	7/1/22 – 12/31/22*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.85	$7.43	1.46%
Class C	$1,000.00	$1,014.06	$11.22	2.21%
Class I	$1,000.00	$1,019.11	$6.16	1.21%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
20 Ridge Top
Palmas Del Mar
Humacao, PR 00791

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

SWAN-SAR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 3/9/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 3/9/23

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/9/23